Expenses by Nature - Summary of Expenses by Nature (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure Of Attribution Of Expenses By Nature To Their Function [Abstract]
Clinical trials related expenses	¥ 282,740	¥ 182,545
Employee benefit expenses (Note 6)	79,850	40,635
Professional service fees	20,047	20,917
Office expenses	4,590	2,821
R&D materials and consumable supplies	4,739	6,602
Depreciation and amortization	3,258	1,432
Insurance	8,698	6,682
Recruitment and training	5,220	3,403
Others	3,463	734
Total expenses, by nature	¥ 412,605	¥ 265,771